BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of borrowings

	As of December 31,
	2020	2021
	US$	US$
Current
Short-term borrowings:
Bank loans	3,831,476	3,121,226
Current portion of long-term borrowings	1,183,926	1,376,319
Total current borrowings	5,015,402	4,497,545
Non-Current
Long-term borrowings:
Bank loans	2,965,563	2,991,829
Total non-current borrowings	2,965,563	2,991,829
Total borrowings	7,980,965	7,489,374

Schedule of future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of December 31, 2020 and 2021 were as followings:

	As of December 31,
	2020	2021
	US$	US$
2021	5,015,402	—
2022	1,279,713	4,497,545
2023	1,685,850	1,858,619
2024	—	1,133,210
	7,980,965	7,489,374